ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses

(in thousands of $)	2022	2021
Voyage expenses	18,197	11,204
Ship operating expenses	16,106	17,968
Administrative expenses	3,682	4,570
Tax expenses	381	394
Interest expenses	5,022	4,433
Total accrued expenses	43,388	38,569